Commitments to Acquire/Dispose of Real Estate	12 Months Ended
Dec. 31, 2011
Commitments to Acquire Dispose of Real Estate [Abstract]
Commitments To Acquire Dispose Of Real Estate Text Block
Commitments to Acquire/Dispose of Real Estate
In addition to the land parcels that were subsequently acquired as discussed in Note 18, the Company has entered into separate agreements to acquire the following (purchase price in thousands):

	Properties	Apartment Units	Purchase Price
Rental Properties	2	648	$241,000
Land Parcels (three)	—	—	53,200
Total	2	648	$294,200

In addition to the property that was subsequently disposed of as discussed in Note 18, the Company has entered into separate agreements to dispose of the following (sales price in thousands):

	Properties	Apartment Units	Sales Price
Rental Properties	6	1,169	$127,075
Total	6	1,169	$127,075

The closings of these pending transactions are subject to certain conditions and restrictions, therefore, there can be no assurance that these transactions will be consummated or that the final terms will not differ in material respects from those summarized in the preceding paragraphs.